Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 903,272,742.00
Previously Paid Amount	13,810.00
Total Fee Amount	124,741.97
Total Offset Amount	0.00
Net Fee	$ 110,931.97